Supplement to the
Fidelity® Focused High Income Fund
June 29, 2024
Summary Prospectus

Alexandre Karam no longer serves as Co-Portfolio Manager of the fund.
FFH-SUSTK-0425-106 1.9886599.106	April 30, 2025